MFS® DIVERSIFIED TARGET RETURN FUND	MFS® GLOBAL TOTAL RETURN FUND
MFS® EQUITY OPPORTUNITIES FUND	MFS® INFLATION-ADJUSTED BOND FUND
MFS® GLOBAL EQUITY FUND	MFS® STRATEGIC INCOME FUND
MFS® GLOBAL GROWTH FUND	MFS® UTILITIES FUND

Effective February 1, 2014, all references to MFS Diversified Target Return Fund are hereby replaced with MFS Global Alternative Strategy Fund.

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